Trade Accounts Payable - Disclosure of Trade and Other Payables (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Trade And Other Payables [Line Items]
Trade accounts payable	S/ 1,054,845	S/ 934,006	S/ 753,255
Current	1,053,395	931,265	749,349
Non-current	1,450	2,741	3,906
PEN
Disclosure Of Trade And Other Payables [Line Items]
Trade accounts payable	324,211	300,068	219,546
USD
Disclosure Of Trade And Other Payables [Line Items]
Trade accounts payable	69,712	73,537	62,786
COP
Disclosure Of Trade And Other Payables [Line Items]
Trade accounts payable	487,464	438,871	408,018
EUR
Disclosure Of Trade And Other Payables [Line Items]
Trade accounts payable		0	461
MXN
Disclosure Of Trade And Other Payables [Line Items]
Trade accounts payable	S/ 173,458	S/ 121,530	S/ 62,444